Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	NexPoint Residential Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-1881359
Entity Address, Address Line One	300 Crescent Court
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	276-6300
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001620393
Amendment Flag	false